Condensed consolidated statements of changes in equity - USD ($) shares in Millions, $ in Millions		Total	Equity attributable to the equity holders of the parent	Share capital	Treasury shares	Mandatorily convertible notes	Additional paid-in capital	Retained earnings	Foreign currency translation adjustments	Unrealized gains (losses) on derivative financial instruments	Unrealized gains (losses) on investments in equity instruments at FVOCI	Recognized actuarial losses	Non-controlling interests
Beginning balance (in shares) at Dec. 31, 2019	[1],[2]			1,012
Beginning balance at Dec. 31, 2019		$ 40,483	$ 38,521	$ 364	$ (602)	$ 0	$ 34,826	$ 22,883	$ (16,125)	$ 235	$ 180	$ (3,240)	$ 1,962
Changes in equity [abstract]
Net income (loss) (including non-controlling interests)		(1,645)	(1,679)					(1,679)					34
Other comprehensive loss		(2,940)	(2,857)						(2,399)	(341)	(117)		(83)
Total comprehensive loss		(4,585)	(4,536)					(1,679)	(2,399)	(341)	(117)		(49)
Offering of common shares (in shares)				81
Offering of common shares		740	740	$ 29			711
Mandatorily convertible notes		1,047	1,047			1,047
Recognition of share-based payments		2	2		2		2	(2)
Dividend (note 4)		(89)											(89)
Ending balance (in shares) at Jun. 30, 2020	[1],[2]			1,093
Ending balance at Jun. 30, 2020		37,598	35,774	$ 393	(600)	1,047	35,539	21,202	(18,524)	(106)	63	(3,240)	1,824
Beginning balance (in shares) at Dec. 31, 2020	[1],[2]			1,081
Beginning balance at Dec. 31, 2020		40,237	38,280	$ 393	(538)	840	35,247	22,097	(17,053)	229	583	(3,518)	1,957
Changes in equity [abstract]
Net income (loss) (including non-controlling interests)		6,576	6,290					6,290					286
Other comprehensive loss		1,800	1,785						165	1,049	524	47	15
Total comprehensive loss		8,376	8,075					6,290	165	1,049	524	47	301
Recognition of share-based payments		21	21		18		3
Share buyback (note 4) (in shares)	[1],[2]			(62)
Shares buyback (note 4)		(1,744)	(1,744)		(1,744)
Dividend (note 4)		(410)	(312)					(312)					(98)
Put option NSI (note 4)		(119)	(119)
Divestment of Cleveland-Cliffs shares (note 7)		0						267			(267)
Other movements		(36)	(36)					(36)
Ending balance (in shares) at Jun. 30, 2021	[1],[2]			1,019
Ending balance at Jun. 30, 2021		$ 46,325	$ 44,165	$ 393	$ (2,264)	$ 840	$ 35,250	$ 28,187	$ (16,888)	$ 1,278	$ 840	$ (3,471)	$ 2,160

[1]	Excludes treasury shares
[2]	In millions of shares